Operating expenses (Tables)	6 Months Ended
Sep. 30, 2023
Operating Expenses
Schedule of operating expenses

Operating expenses consisted of the followings:

	For the six months ended September 30,
	2023	2022
Selling and marketing expenses:
Promotion expenses	$29,841	$149,820
Telecommunications service fees	35,110	40,325
Union pay service charges	7,506	37,684
Employee compensation	45,216	41,438
Employee benefit expenses	9,913	9,721
	$127,586	$278,988

General and administrative expenses:
Employee compensation	$471,050	$1,090,274
Audit fee	265,000	235,500
Consulting fee	79,837	138,600
Insurance fee	—	44,519
Attorney fee	93,105	50,501
Service fee	44,620	30,821
Employee benefit expenses	26,051	54,215
Rental fee	121,245	105,522
Entertainment	905	13,510
Travel and Communication expenses	17,376	15,213
Investment relationship fee	37,990	40,026
Amortization of intangible assets	35,032	16,737
Depreciation expenses of vehicles	11,827	12,408
Daily expenses	21,865	12,549
Other	590	2,009
	$1,226,493	$1,862,404
Operating expenses	$1,354,079	$2,141,392